Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
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Estimated Useful Lives, Residual value ratios and Annual Depreciation Rate for Depreciation Purposes
The Group uses the following estimated useful lives, estimated residual value ratios and annual depreciation rates for depreciation purposes:

	Estimated useful lives	Estimated residual value ratio %	Annual depreciation rate %
Buildings	8 to 40 years	5	2.4 to 11.9
Equipment and Machinery	4 to 30 years	3 to 5	3.2 to 24.3
Motor Vehicles	4 to 14 years	5	6.8 to 23.8
Other	5 to 12 years	5	7.9 to 19.0

Summary Of Operating Lease Liabilities As Reconciled To Its Discounted Value	The weighted-average rate applied by the Group is 4.275%.

The Group
The total future minimum lease payments of significant operating leases disclosed in the consolidated financial statements as at December 31, 2018	227,935
Present value discounted using the Group’s incremental borrowing rate at January 1, 2019	166,955
Lease liabilities under new leases standard at January 1, 2019	163,196

Difference between the present value and lease liabilities above Note	3,759

Note:	The difference principally represents the lease payments that will be matured within 12 months after January 1, 2019 or low-value.